Share Capital and Dividends - Summary of Share based Compensation (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 23, 2021	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [abstract]
Stock option plan		$ 700	$ 745
Share purchase plan – employer contribution		653	633
Share-based compensation on shares vested during the period, issued on business acquisitions		4,051	1,868
Deferred share units		523	305
Restricted share units	$ 314
Expense from share-based payment transactions with employees		$ 6,241	$ 3,551